Employee Retirement and Other Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	$ 23	$ 70	$ 45	$ 162	$ 11	$ 123	$ 96
Defined Contribution Plan, Cost	$ 563	$ 276	$ 1,396	$ 663	$ 903	$ 674	$ 323